CONSULTING & NON-COMPETE AGREEMENTS	12 Months Ended
Dec. 29, 2012
CONSULTING & NON-COMPETE AGREEMENTS [Abstract]
CONSULTING & NON-COMPETE AGREEMENTS
N.	CONSULTING & NON-COMPETE AGREEMENTS

On June 20, 2011 we entered into a consulting and non-compete agreement with our former CEO which provides for monthly payments through December 2015 that began upon resignation from Universal Forest Products, Inc. All amounts were fully accrued and vested on the date of resignation. The present value of these payments totaled approximately $1.8 million and $2.3 million at December 29, 2012 and December 31, 2011, respectively, and is accrued in other liabilities.

On December 17, 2007 we entered into a consulting and non-compete agreement with our former CEO which provided for monthly payments for a term of three years that began upon retirement from Universal Forest Products, Inc.  All amounts were fully accrued and vested on the date of retirement, and all amounts due under this agreement were paid in full as of December 29, 2012.  The present value of these payments totaled approximately $0.4 million at December 31, 2011 and is accrued in other liabilities.